UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22367

Cypress Creek Private Strategies Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

712 W. 34th Street, Suite 201, Austin, TX 78705

(Address of principal executive offices) (Zip code)

With a copy to:
William P. Prather III	George J. Zornada
Cypress Creek Private Strategies Institutional Fund, L.P.	K & L Gates LLP
712 W. 34th Street, Suite 201	1 Congress Street, Suite 2900
Austin, TX 78705	Boston, MA 02114
(Name and address of agent for service)	(617) 261-3231

Registrant’s telephone number, including area code: (512) 660-5146

Date of fiscal year end: 3/31/26

Date of reporting period: 9/30/25

Item 1. Reports to Stockholders.

(a)

Cypress Creek
PARTNERS

Semi-Annual Report

September 30, 2025
(Unaudited)

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Statement of Assets, Liabilities and Partners’ Capital
September 30, 2025
(Unaudited)

Assets
Investment in the Master Fund, at fair value	$2,393,439
Total assets	2,393,439
Liabilities and Partners’ Capital
Accounts payable and accrued expenses	37,388
Administration fees payable	1,625
Servicing Fees payable	1,377
Total liabilities	40,390
Partners’ capital	2,353,049
Total liabilities and partners’ capital	$2,393,439

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Statement of Operations
Six Months Ended September 30, 2025
(Unaudited)

Net investment income allocated from the Master Fund
Dividend income (net of foreign tax withholding)	$16,520
Interest income	8,448
Expenses	(23,664)
Net investment income allocated from the Master Fund	1,304
Expenses of the Institutional Fund
Professional fees	26,587
Administration fees	9,750
Servicing Fees	4,092
Other expenses	10,312
Total expenses of the Institutional Fund	50,741
Net investment loss of the Institutional Fund	(49,437)
Net realized and unrealized gain (loss) from investments and foreign currency allocated from the Master Fund
Net realized gain (loss) from investments and foreign currency transactions	(9,495)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	69,078
Net realized and unrealized gain (loss) from investments and foreign currency allocated from the Master Fund	59,583
Net increase in partners’ capital resulting from operations	$10,146

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Statements of Changes in Partners’ Capital

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (decrease) in partners’ capital from operations
Investment loss - net	$(49,437)	$(84,232)
Net realized gain (loss) from investments and foreign currency	(9,495)	142,818
Unrealized appreciation from investments and foreign currency	69,078	18,951
Contributions	—	40,185
Withdrawals	—	(58,382)
Total increase	10,146	59,340
Net assets
Beginning of period	2,342,903	2,283,563
End of period	$2,353,049	$2,342,903

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Statement of Cash Flows
Six Months Ended September 30, 2025
(Unaudited)

Cash flows from operating activities
Net increase in partners’ capital resulting from operations	$10,146
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities
Net realized and unrealized (gain)/loss from investments and foreign currency allocated from the Master Fund	(59,583)
Net investment (gain)/loss allocated from the Master Fund	(1,304)
Withdrawals from the Master Fund	70,505
Change in operating assets and liabilities
Servicing Fees payable	693
Administration fees payable	(3,250)
Accounts payable and accrued expenses	(17,207)
Net cash used in operating activities	—
Net change in cash and cash equivalents	—
Cash and cash equivalents
Beginning of period	—
End of period	$—

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements
September 30, 2025
(Unaudited)

1.    Organization

The Cypress Creek Private Strategies Institutional Fund, L.P. (the “Institutional Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Institutional Fund was created to serve as a feeder fund for the Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund. The Master Fund generally pursues the investment objective by allocating assets to investments, which include primary and secondary subscriptions or commitments to private partnerships managed by third-party investment managers (“Investment Managers”), as well as direct investments in the equity or debt of private or public companies (“Direct Platforms”). The Master Fund’s financial statements, Schedule of Investments, and notes to the financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Institutional Fund on September 30, 2025, was 0.97%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Institutional Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Institutional Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Institutional Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Institutional Fund, the Adviser (as hereinafter defined), or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the Institutional Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Institutional Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Institutional Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Institutional Fund’s organizational documents, the Institutional Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Institutional Fund. In the normal course of business, the Institutional Fund enters into contracts with service providers, which also provide for indemnifications by the Institutional Fund. The Institutional Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

2.    Summary of Significant Accounting Policies

Basis of Presentation

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Institutional Fund and the results of its operations. The Institutional Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

Segment Reporting

The Institutional Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted the disclosures on financial statements only and did not affect the Institutional Fund’s financial position or the results of the Institutional Fund’s operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Institutional Fund’s Adviser acts as the Institutional Fund’s CODM. The Institutional Fund represents a single operating segment, as the CODM monitors the operating results of the Institutional Fund as a whole and the Institutional Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its defined investment strategy which is executed by the Institutional Fund’s portfolio managers. The financial information in the form of the Institutional Fund’s portfolio composition via its investment in the Master Fund, the Institutional Fund’s total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Institutional Fund’s comparative benchmarks and to make resource allocation decisions for the Institutional Fund’s single segment, is consistent with the information presented within the Institutional Fund’s financial statements and the financial highlights. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

Use of Estimates

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

Cash and Cash Equivalents

The Institutional Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

Investment Transactions and Related Investment Income

The Institutional Fund records monthly its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Institutional Fund records investment transactions on a trade-date basis.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Investments that are held by the Institutional Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment Valuation

The valuation of the Institutional Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Institutional Fund’s investments is calculated by UMB Fund Services, Inc., the Institutional Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the Institutional Fund’s valuation policies, making recommendations to the Adviser on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Institutional Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

Investment Income

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

Fund Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Institutional Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Institutional Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Institutional Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Institutional Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Institutional Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the Institutional Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Institutional Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Institutional Fund upon challenge by the

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Institutional Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2025, the Institutional Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions, or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

3.    Fair Value Measurements

The Institutional Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

4.    Partners’ Capital

Issuance of Interests

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Institutional Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Institutional Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Institutional Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Institutional Fund’s limited partnership agreement. The Institutional Fund reserves the right to reject any applications for subscription of Interests.

Allocation of Profits and Losses

For each fiscal period net profits or net losses of the Institutional Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Institutional Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

Distribution Reinvestment Program

Pursuant to the Fund’s distribution reinvestment plan (the “DRP”), all distributions paid to a partner will be automatically reinvested and retained as part of the partner’s interest in the Fund unless a partner has elected not to participate in the DRP. Election not to participate in the DRP, and to have all distributions, if any, paid directly to the partner rather than having such distribution reinvested in the Fund, must be made by indicating such election in the subscription agreement or by notifying the Fund.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Repurchase of Interests

A partner will not be eligible to have the Institutional Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund, generally recommends to the Board that the Institutional Fund offer to repurchase such Interests during the period, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Institutional Fund’s assets are invested in the Master Fund, the ability of the Institutional Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. The Master Fund’s repurchase policy is substantially similar to the Institutional Fund’s repurchase policy as any tender offer by the Master Fund is subject to the sole discretion of the Board. In addition, the Institutional Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Institutional Fund.

5.    Investments in Portfolio Securities

As of September 30, 2025, all of the investments made by the Institutional Fund were in the Master Fund.

6.    Administration Agreement

In consideration for administrative, accounting, and recordkeeping services, the Institutional Fund pays the Administrator a monthly administration fee based on a fixed annual rate. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended September 30, 2025, was $9,750, of which $1,625 was outstanding as a payable at September 30, 2025.

7.    Investment Advisory Fees and Affiliated Transactions

Management Fee

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Institutional Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). The Management Fee is equal to the fee schedule shown below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

So long as the Institutional Fund invests all of its investable assets in the Master Fund, the Institutional Fund will not pay the Adviser directly any Management Fee; however, should the Institutional Fund not have all of its investments in the Master Fund, it may be charged the Management Fee directly. The Institutional Fund’s partners bear an indirect

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

portion of the Management Fee paid by the Master Fund. The Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the Institutional Fund as the fees reduce the capital accounts of the Master Fund’s partners.

Incentive Fee

The Adviser is eligible to receive an incentive fee from the Master Fund representing 10% of the return of the Master Fund in excess of a 6% net return annually, based on the limited partner interests in the Master Fund; calculated and accrued monthly and payable annually. For the six months ended September 30, 2025, no incentive fee was accrued.

Servicing Fee

In consideration for providing or procuring investor services and administrative assistance to the Institutional Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.35% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended September 30, 2025, $4,092 was incurred for Servicing Fees, of which $1,377 was outstanding as a payable at September 30, 2025.

Placement Agents

The Institutional Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Institutional Fund. Vigilant Distributors, LLC, a broker dealer, is engaged by the Institutional Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

8.    Financial Highlights

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020
Net investment loss to average partners’ capital(1)	(4.22)%	(3.67)%		(4.51)%		(3.28)%	(4.41)%	(2.93)%	(2.72)%
Expenses to average partners’ capital(1)	6.35%	5.98	%(2)	5.39	%(2)	4.47%	4.77%	3.55%	3.35%
Portfolio turnover(3)	0.32%	12.01%		13.16%		9.95%	1.25%	29.70%	7.58%
Total return(4)	0.43%	3.41%		5.80%		(6.69)%	(0.18)%	6.02%	9.90%
Partners’ capital, end of period (000s)	$2,353	$2,343		$2,284		$2,171	$2,339	$2,436	$6,781

An investor’s return and operating ratios may vary from those reflected based on the timing of capital transactions.

____________

*       The Institutional Fund has changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022, to March 31, 2022.

(1)    Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. Ratios are annualized for periods less than 12 months.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

(2)    For the year ended March 31, 2025 and March 31, 2024, the expense ratio includes incentive fees of 0.16% and 0.33%, respectively.

(3)    The Institutional Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

(4)    The total return of the Institutional Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.

9.    Investment-Related Risks

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any investment fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an investment fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an investment fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an investment fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the investment funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

Secondary Investment Risk

The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Secondary Investments Involving Syndicates Risk

The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Master Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

Highly Volatile Markets Risk

The prices of an investment fund’s underlying investments, and therefore the (“NAV”) of the Fund’s interests, can be highly volatile. Price movements of forward contracts, futures contracts, and other derivative contracts in which an investment or the Master Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., investments also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Prepayment and Extension Risk

Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the market anticipates such payments. As a result, the Master Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Master Fund’s potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Fixed Income Risk

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on limited partners’ investment in the Master Fund. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and the investment funds it invests in may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Master Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Foreign Currency Transactions and Exchange Rate Risk

Investments and the Master Fund may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investments may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an investment has agreed to buy or sell, or to hedge the U.S. dollar value of securities the investment already owns. The investments also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an investment’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by investments to hedge against currency fluctuations, but the investments are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

Corporate Event Risk

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the investments or that the investments will not incur substantial losses.

Issuer Risk

The issuers of securities acquired by investments sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by investments may be highly leveraged. Leverage may have important adverse consequences to these companies and an investment as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Model and Data Risk

Some investments, and the Adviser with regard to certain investments, may rely on quantitative models (both proprietary models developed by the Adviser, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Master Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Programming and Modeling Error Risk

The research and modeling process engaged in by some Investment Managers and in certain cases by the Adviser is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect the Master Fund’s performance.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Institutional Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these investment funds is limited to the Institutional Fund’s pro rata share of the value of its investment in or commitment to such investment funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

10.  Subsequent Events

Management of the Institutional Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements, and there were no subsequent events that needed to be disclosed other than those events that have been disclosed elsewhere in these financial statements.

Effective October 31, 2025, the Institutional Fund paid a 3.0% distribution to partners based on capital balance. The distribution will be either disbursed to partners in the form of cash or reinvested, depending on the partner’s election.

Effective October 31, 2025, the Institutional Fund implemented a mandatory redemption of small accounts of $50,000 or less.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Supplemental Information
September 30, 2025
(Unaudited)

Directors and Officers

The Institutional Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Institutional Fund who are responsible for the Institutional Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”), an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2025.

Asset Class(1)	Fair Value	%
Anchor Partner Interests	$5,483,344	2.55
Buyout	81,748,472	38.08
Event Driven	659,828	0.31
Growth Equity	26,879,403	12.52
Infrastructure	24,890,693	11.59
Natural Resources	29,758,511	13.86
Private Debt	11,311,419	5.27
Real Estate	3,295,997	1.53
Relative Value	1,216,387	0.57
Secondaries	3,166,612	1.47
Securities	272,849	0.13
Venture Capital	26,014,836	12.12
Total Investments	$214,698,351	100.00

____________

(1)    The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Institutional Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Institutional Fund’s Form N-PORTs are available on the SEC’s website at http://www.sec.gov.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Supplemental Information, continued
September 30, 2025
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Institutional Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Institutional Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Institutional Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Institutional Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Privacy Policy
(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS[1] (“CCP”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social security number

•   Income

•   Assets

•   Account balances

•   Wire transfer instructions

•   Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call CCP at (512) 660-5146

____________

1        Endowment Advisers, L.P., d/b/a Cypress Creek Partners

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?	This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.
• Cypress Creek Private Strategies Master Fund, L.P.
• Cypress Creek Private Strategies Registered Fund, L.P.
• Cypress Creek Private Strategies TEI Fund, L.P.
• Cypress Creek Private Strategies Institutional Fund, L.P.
• Cypress Creek Private Strategies Domestic Fund, L.P.
• Cypress Creek Private Strategies Offshore TEI Fund, Ltd.
• Cypress Creek Private Strategies Onshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Blocker Fund, LLC
• CCP Coastal Redwood Fund, L.P.
• CCP Sierra Redwood Fund, L.P.
• Marinas I SPV LLC
• CCP GP Fund LLC
• CCP Dawn Redwood Fund, L.P.
• CCP Trinity Aquifer LLC - Hive I
• CCP Trinity Aquifer LLC - Nickel I
• CCP Trinity Aquifer LLC - REH
What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?	We collect your personal information, for example, when you
• Open an account
• Enter into an investment advisory contract
• Seek financial advice
• Make deposits or withdrawals from your account
• Provide account information
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • CCP does not jointly market.
Other important information
n/a

Cypress Creek Private Strategies Master Fund, L.P.

Semi-Annual Report

September 30, 2025

(Unaudited)

Cypress Creek
PARTNERS

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Statement of Assets, Liabilities and Partners’ Capital
September 30, 2025
(Unaudited)

Assets
Investments in unaffiliated funds, at fair value(a)	$106,436,225
Investments in affiliated investments for which ownership exceeds 5% of the investment’s capital, at fair value(b)	54,283,290
Investments in affiliated investments for which ownership exceeds 25% of the investment’s capital, at fair value(c)	48,222,643
Investments in securities, anchor partner interests and CLO Equity, at fair value(d)	5,756,193
Total investments(e)	214,698,351
Cash and cash equivalents	41,942,655
Prepaids and other assets	433,130
Receivable from investments sold	73,982
Total assets	257,148,118
Liabilities and Partners’ Capital
Line of credit	11,000,000
Investment Management Fees payable	394,224
Accounts payable and accrued expenses	213,646
Payable to Directors	28,279
Administration fees payable	15,996
Total liabilities	11,652,145
Commitments and contingencies (see Note 3)
Partners’ capital	245,495,973
Total liabilities and partners’ capital	$257,148,118

Cost of Investments

(a)      $101,019,675

(b)      $52,125,698

(c)      $42,039,641

(d)      $3,118,300

(e)      $198,303,314

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments
September 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout
Clovis Point II RIVS Investment, LLC(4)(6)	NAM	2017		$650,000	$—
Milton ZXP LLC - Class A Units(4)(6)	NAM	2018	6,029	—	194,797
Venture Capital
TasteMade, Inc.(4)	NAM	2015	2,582	100,000	—
Total Operating Companies				750,000	194,797	0.08%
Private Investment Funds
Private Debt
Private Debt
ABRY Advanced Securities Fund, L.P.(1)	NAM	2008		4,337	—
Alloy Merchant Partners, L.P.	ROW	2018		369,225	391
Aviator Capital Fund IV US Feeder, L.P.	GL	2018		1,073,416	1,677,550
Aviator Capital Mid-Life Us Feeder Fund, LP	GL	2016		893,426	1,304,684
BDCM Opportunity Fund II, L.P.	NAM	2006		502,075	102,208
Colbeck Strategic Lending Onshore Feeder, LP(1)(2)	NAM	2016		3,209,990	3,162,405
Crestline Opportunities Fund III, LLC(1)	NAM	2016		1,046,888	1,341,929
Freedom Participation Partners I, LLC(1)	NAM	2016		1,247,436	—
ILS Property & Casualty Master Fund Ltd.	NAM	2014		1,517,799	—
Parabellum Partners II, LP	NAM	2019		2,047,923	3,421,165
Rosebrook 2018 Co-Invest I, L.P.	ROW	2018		1,023,648	—
Strategic Value Global Opportunities Fund I-A, L.P.	EU	2006		28,951	94,933
Tuckerbrook SB Global Distressed Fund I, L.P.	GL	2006		102,897	206,154
Total Private Debit(6)				13,068,011	11,311,419	4.61%

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments, continued
September 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Private Equity
Buyout
Advent Latin American Private Equity Fund IV-F L.P.	ROW	2007		$201,046	$77,556
Advent Latin American Private Equity Fund V-F L.P.	ROW	2010		1,019,920	421,884
Chicago Pacific Founders Fund II, LP	NAM	2019		4,888,811	13,071,440
Clovis Point II, LP	NAM	2018		2,333,799	1,089,701
CRC (Atria) Investment Holdings, L.P.(3)	NAM	2022		6,269,092	7,102,939
CRC (Cresso) Investment Holdings, L.P.(2)	NAM	2024		5,000,000	6,062,461
Darwin Private Equity I L.P.	EU	2007		1,251,657	22,563
Energy Ventures IV LP	GL	2024		3,914,833	8,177,974
J.C. Flowers III L.P.	EU	2009		1,128,608	173,920
KF Partner Investments Fund III LP(1)	NAM	2019		2,002,197	2,723,516
Monomoy Capital Partners II, L.P.	NAM	2011		988,871	138,211
Monomoy Capital Partners III, L.P.(1)	NAM	2016		755,868	1,523,016
Reservoir Capital Partners (Cayman), L.P.	GL	2006		—	47,158
Sterling Capital Partners II, L.P.	NAM	2005		183,886	2,772
Strattam Capital Investment Fund, L.P.(1)	NAM	2014		2,210,872	1,996,691
Strattam Capital Investment Fund II, L.P.	NAM	2017		2,577,528	4,492,532
Strattam Capital Investment Fund III, L.P.(2)	NAM	2021		13,539,521	13,169,157
Strattam Co-Invest Fund V, L.P.	NAM	2018		—	844,652
Strattam Co-Invest Fund VI, L.P.	NAM	2018		785,329	830,625
Strattam Co-Invest Fund VII, L.P.	NAM	2019		413,727	978,294

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments, continued
September 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Private Equity (continued)
Buyout (continued)
Strattam Co-Invest Fund IX, L.P.(3)	NAM	2023		$7,449,113	$10,780,459
Strattam Co-Invest Fund XI, L.P.(3)	NAM	2024		3,606,339	2,145,967
Viburnum Equity 4, LP(1)(2)	ROW	2019		2,286,339	5,680,187
Growth Equity
Crosslink Crossover Fund V, L.P.	NAM	2007		291,519	110,421
Crosslink Crossover Fund VI, L.P.	NAM	2011		—	1,743,481
Gavea Investment Fund II A, L.P.	ROW	2007		—	7,703
Gavea Investment Fund III A, L.P.	ROW	2008		—	30,499
HealthCor Partners Fund, L.P.	NAM	2007		274,005	574,023
LoneTree I, L.P.(2)	NAM	2023		14,686,781	16,847,593
NGP Energy Technology Partners II, L.P.	NAM	2008		436,460	1,461
Northstar Equity Partners III(1)	AS	2011		316,769	12,209
Orchid Asia IV, L.P.	AS	2007		876,700	12,996
Trustbridge Partners II, L.P.(1)	AS	2007		982,675	526,072
Trustbridge Partners III, L.P.(1)	AS	2008		3,002,969	1,870,541
Trustbridge Partners IV, L.P.(1)	AS	2011		—	2,463,249
Trustbridge Partners V, L.P.(1)	AS	2014		4,091,541	2,679,155
Secondaries
Private Equity Investment Fund V, L.P.	NAM	2009		5,677,931	3,166,612
Venture Capital
Artis Ventures II, L.P.	NAM	2013		1,085,752	2,273,677
Chrysalis Ventures III, L.P.	NAM	2006		208,572	58,502
Dace Ventures I, LP	NAM	2007		347,577	145,856
Fairhaven Capital Partners, L.P.	NAM	2007		1,562,096	243,118

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments, continued
September 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Private Equity (continued)
Venture Capital (continued)
Founders Fund III, LP	NAM	2010		$—	$6,832,749
Founders Fund IV, LP	NAM	2012		—	7,987,315
Sanderling Venture Partners VI, L.P.	NAM	2004		94,987	7,213
Sanderling Venture Partners VI Co-Investment Fund, L.P.	NAM	2004		205,988	43,984
Tenaya Capital V, LP	NAM	2007		24,309	85,811
Tenaya Capital VI, LP	NAM	2012		711,491	838,841
The Column Group, LP	NAM	2007		971,977	496,733
The Column Group II, LP	NAM	2014		2,148,878	3,727,857
The Column Group III, LP	NAM	2016		3,327,789	2,011,099
Tiger Global Private Investment Partners V, L.P.(1)	AS	2008		1,268,728	840,113
Tiger Global Private Investment Partners VI, L.P.	AS	2010		1,570	390,435
Voyager Capital Fund III, L.P.	NAM	2006		286,772	31,533
Total Private Equity(6)				105,691,192	137,614,526	56.06%
Real Assets
Infrastructure
Allied Strategic Partners Fund I-A, LP(3)	NAM	2021		12,695,179	15,388,545
EIV Capital Fund II, LP(1)	NAM	2014		2,091,561	1,286,175
Haddington Energy Partners III, L.P.	NAM	2005		—	52,094
TPF II-A, L.P.	NAM	2008		1,213,282	23,019
YTM6, LLC(2)	NAM	2022		5,955,907	8,140,860
Natural Resources
EMG Iron Ore Holdco, LP	NAM	2019		476,106	639,248
Energy & Minerals Group Fund II, L.P.(1)	NAM	2011		2,138,902	1,605,517
Live Oak III-B SPV(3)	NAM	2025		4,560,219	5,078,178
Merit Energy Partners G, L.P.	NAM	2008		2,279,261	122,706
Midstream & Resources Follow-On Fund, L.P.	ROW	2009		518,415	4,993

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments, continued
September 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Real Assets (continued)
Natural Resources (continued)
NGP Midstream & Resources, L.P.(1)	ROW	2007		$973,429	$36,380
Pine Brook Capital Partners, L.P.(1)	NAM	2007		1,749,802	182,913
Quantum Parallel Partners V, LP	NAM	2008		2,805,960	605,822
Revenant Energy Holdings LLC(2)	NAM	2025		1,220,627	1,220,627
Sentient Global Resources Fund III, L.P.(4)	ROW	2009		2,085,722	12,207
Sentient Global Resources Fund IV, L.P.(4)	ROW	2011		1,587,980	46,617
Tembo Capital Co-Investment Partners I, LP(3)	ROW	2022		7,459,699	7,726,555
Tembo Capital Mining Fund III LP(1)	GL	2020		1,094,543	11,063,987
Vortus Investments II, LP(1)	NAM	2017		37,641	822,016
Vortus Investments, LP	NAM	2014		2,849,584	590,745
Real Estate
Benson Elliot Real Estate Partners II, L.P.	EU	2006		349,758	6,257
Forum European Realty Income III, L.P.	EU	2007		820,961	35,615
GTIS Brazil Real Estate Fund (Brazilian Real) LP	ROW	2008		1,118,776	358,013
Lone Star Real Estate Fund II (U.S.), L.P.	GL	2009		58	1,910
Monsoon Infrastructure & Realty Co-Invest, L.P.	AS	2008		816,081	156,964
ORBIS Real Estate Fund I	AS	2006		1,750,058	—
Patron Capital, L.P. II	EU	2005		123,803	425
Patron Capital, L.P. III	EU	2007		598,435	40,304
Pennybacker IV, LP	NAM	2016		1,252,725	590,270
Phoenix Asia Real Estate Investments II, L.P.	AS	2006		823,410	351,904
Prescott Strategies Fund I LP	NAM	2017		2,297,179	1,754,335

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments, continued
September 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Real Assets (continued)
Real Estate (continued)
PSF I Jax Metro Holdings, LLC(2)	NAM	2019		$107,625	$—
SBC US Fund II, LP	ROW	2011		733,466	—
Total Real Assets(6)				64,586,154	57,945,201	23.60%
Total Private Investment Funds(6)				183,345,357	206,871,146	84.27%
Total Private Investments Portfolio				184,095,357	207,065,943	84.35%
Anchor Partner Interests
Anchor Partner Interests
Allied Strategic Partners Management, LP(4)				—	1,521,977
LoneTree Capital, LLC(4)				—	3,961,367
Total Anchor Partner Interests				—	5,483,344	2.23%

Cash Management Portfolio
Hedge Funds
Event Driven
BDCM Partners I, L.P.	NAM	2019		1,364,736	657,497
Fortelus Special Situations Fund Ltd.	GL	2019		—	2,331
Relative Value
King Street Capital, L.P.	NAM	2019		—	49,690
Magnetar Capital Fund LP	NAM	2020		—	49,149
PIPE Equity Partners, LLC(2)(4)	NAM	2003		3,252,147	—
PIPE Select Fund, LLC(2)(4)	NAM	2009		2,866,761	—
Stark Select Asset Fund, LLC	ROW	2018		—	24,528
The 1609 Fund Ltd.	NAM	2019	3,345	3,391,838	1,002,143
Valiant Capital Partners LP	NAM	2019		214,175	90,877
Total Hedge Funds(6)				11,089,657	1,876,215	0.76%

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Schedule of Investments, continued
September 30, 2025
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Cash Management Portfolio (continued)
Other Securities
Securities
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 10.66%, due 10/1/2031(1)(5)(7)	NAM	2019		$3,118,300	$272,849
Total Other Liquid Securities				3,118,300	272,849	0.11%
Total Cash Management Portfolio				14,207,957	2,149,064	0.88%
Total Investments				$198,303,314	$214,698,351	87.45%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2025 were $61,332,890.

All investments are non-income producing unless noted otherwise.

____________

*         The Geographic Regions are abbreviated as follows: Asia (AS), Europe (EU), North America (NAM), Global (GL), and Rest of World (ROW). The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

          Refer to the Allocation of Investments in the unaudited section of the financial statements for the percent of Partners’ Capital by Asset Class.

(1)      Income producing investment.

(2)      Affiliated investments for which ownership exceeds 5% of the investment’s capital (see note 7).

(3)      Affiliated investments for which ownership exceeds 25% of the investment’s capital (see note 7).

(4)      Valued in good faith pursuant to procedures approved by the Board of Directors as of September 30, 2025. The total of all such investments represents 2.34% of partners’ capital.

(5)      CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)      Restricted investments as to resale.

(7)      Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Statement of Operations
Six Months Ended September 30, 2025
(Unaudited)

Investment income
Dividend income (net of foreign tax withholding of $569)	$1,657,587
Interest income	859,816
Total investment income	2,517,403

Expenses
Investment Management fees	1,167,552
Professional fees	542,868
Interest expense	226,097
Administration fees	95,324
Consulting fees	90,000
Directors’ fees	81,246
Partner reporting fees	78,819
Custodian fees	14,557
Other expenses	114,815
Total expenses	2,411,278
Net investment income	106,125

Realized and unrealized gain (loss) from investments and foreign currency
Net realized gain (loss) from
Unaffiliated investments and foreign currency transactions	(968,085)
(968,085)
Net increase (decrease) in unrealized appreciation (depreciation) on
Unaffiliated investments and foreign currency translations	4,253,361
Affiliated investments	2,833,688
7,087,049
Net realized and unrealized gain (loss) from investments and foreign currency	6,118,964
Net increase in partners’ capital resulting from operations	$6,225,089

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Statements of Changes in Partners’ Capital

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase in partners’ capital from operations
Investment income - net	$106,125	$1,003,312
Net realized gain (loss) from unaffiliated investments and foreign currency	(968,085)	14,322,754
Net realized loss from affiliated investments	—	(141,275)
Unrealized appreciation (depreciation) on unaffiliated investments and foreign currency	4,253,361	(229,414)
Unrealized appreciation on affiliated investments	2,833,688	2,121,528
Contributions	—	250,000
Withdrawals	(1,498,940)	(3,890,370)
Total increase	4,726,149	13,436,535
Partners’ Capital
Beginning of period	240,769,824	227,333,289
End of period	$245,495,973	$240,769,824

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Statement of Cash Flows
Six Months Ended September 30, 2025
(Unaudited)

Cash flows from operating activities
Net increase in partners’ capital resulting from operations	$6,225,089
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities
Purchases of investments	(11,396,006)
Proceeds from disposition of investments	691,155
Proceeds from return of capital of investments	13,761,637
Net realized (gain)/loss from unaffiliated investments and foreign currency	968,085
Change in unrealized appreciation/depreciation from unaffiliated investments and foreign currency	(4,253,361)
Change in unrealized appreciation/depreciation from affiliated investments	(2,833,688)
Change in operating assets and liabilities
Receivable from investments sold	69,333
Prepaids and other assets	(281,294)
Investment Management Fees payable	201,246
Incentive fee payable	(355,561)
Interest payable	(60,485)
Administration fees payable	(30,670)
Payable to Directors	14,946
Accounts payable and accrued expenses	(133,900)
Net cash provided by operating activities	2,586,526
Cash flows from financing activities
Withdrawals	(1,498,940)
Net cash used in financing activities	(1,498,940)
Net change in cash, cash equivalents and restricted cash	1,087,586
Cash and cash equivalents
Beginning of period	40,855,069
End of period	$41,942,655
Supplemental schedule of cash activity
Cash paid for interest	$226,097

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements
September 30, 2025
(Unaudited)

1.    Organization

The Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

The Master Fund’s investment objective is to preserve capital and generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund invests primarily in global private assets through access to private markets asset classes, investments, portfolio construction, and liquidity management. The Master Fund allocates assets to investments, which include primary and secondary subscriptions or commitments to private partnerships managed by third-party investment managers (“Investment Managers”), as well as direct investments in the equity or debt of private or public companies (“Direct Platforms”).

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers, and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P., d/b/a Cypress Creek Partners (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

2.    Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Segment Reporting

The Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted the disclosures on financial statements only and did not affect the Master Fund’s financial position or the results of the Master Fund’s operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s Adviser acts as the Master Fund’s CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its defined investment strategy which is executed by the Master Fund’s portfolio managers. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with the information presented within the Master Fund’s financial statements and the financial highlights. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

Use of Estimates

Preparing the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

Cash and Cash Equivalents

Cash includes cash deposits held at banks or other financial institutions. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts or cash, with a near maturity date (typically three months or less) so the risk of a change in value due to interest rates is insignificant.

Foreign Currency

Assets and liabilities denominated in a foreign currency are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded on a trade-date basis. Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/(depreciation) is reported on the Statement of Operations. The purchase and sale of investments are also recorded on a trade-date basis, and any realized gain or loss from the transaction is recognized based on the first-in, first-out method.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Distributions are recorded based on the details provided with the distribution notice, as applicable. Dividends are accounted for on the ex-dividend date and interest is recorded on an accrual basis, including the amortization of premiums or accretion of discounts. Any distribution that is in excess of cumulative profits and losses is deemed a return of capital and is credited to the investment’s cost, rather than investment income. Withholding taxes on foreign dividends have been provided in accordance with the Master Fund’s understanding of the applicable country’s tax rules and rates.

Investment Valuation

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. In general, the valuation of The Master Fund’s investments in Private Investment Funds are valued using NAV as a practical expedient calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”). The Master Fund’s Operating Company holdings, Anchor Partner Interests and other securities are fair valued by the Advisor.

The Board is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Adviser on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the investment funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the investment funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2025.

As a general principle, the fair valuation of an investment should reflect the amount that the Adviser’s Valuation Committee determines that the Master Fund might reasonably expect to receive for the security upon the orderly sale or redemption of the security, based on information available at the time that the Adviser’s Valuation Committee believes to be reliable. In the case of a security issued by an investment, this would typically be equal to the amount that the Master Fund might reasonably expect to receive from the investment if the Master Fund’s interest were redeemed on the date as of which it was valued. It is anticipated that the Adviser’s Valuation Committee will make this determination based on the valuation most recently provided by the investment in accordance with the policies the Investment Manager has established, which may constitute the investment’s best estimate at the time based upon data then available, as well as any other relevant information reasonably available at the time of the valuation of the Master Fund’s portfolio.

Prior to the Master Fund making an investment, the Adviser’s Valuation Committee will conduct a due diligence review of the valuation methodologies used by the Investment Manager. As a general matter, investments selected by the Master Fund will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value its investments at the net asset value (“NAV”) as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

The valuation procedures approved by the Board provide that, where deemed appropriate by the Adviser and consistent with the 1940 Act, investments may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Master Fund is aware of sales of similar securities to third parties at different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Master Fund’s investment will be revalued in a manner that the Adviser’s Valuation Committee, in accordance with the valuation procedures, determines in good faith best reflects fair value. Valuation methodologies which may be utilized include the public market methodology, private market methodology, analytical methodology (e.g., discounted cash flow analysis), and/or cost methodology. In addition, certain investments holding assets that may not vary widely on a near-term basis (for example, those holding certain private equity or real estate investments) may report values less frequently than other investments holding more liquid assets which may be anticipated to vary in value on a near-term basis. The Adviser, subject to oversight by the Board, will be responsible for ensuring that the valuation procedures are fair to the Master Fund and consistent with applicable regulatory guidelines.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or any foreign stock exchange will be valued based on their respective market price.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Adviser’s Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Adviser’s Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value is determined in good faith. In determining the fair values of these investments, the Adviser’s Valuation Committee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method, and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Master Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

While recent or planned transactions in primary and secondary investments in investment funds are considered as part of the determination of each investment’s fair value, generally the investment funds are valued based on the latest net asset value as reported by the third-party fund managers.

If the net asset value of an investment in a private markets fund is not available at the time the Master Fund is calculating its net asset value, the Fund will review any cash flows since the reference date of the last net asset value for a private markets fund received by the Fund from a third-party manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Investment Manager.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Hierarchy of Fair Value Inputs

The Master Fund adheres to ASC 820 and determines fair value based on market assumptions that would be used to price an asset or liability in an orderly transaction between market participants. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•        Level 1 — Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•        Level 2 — Investments with other significant observable inputs

•        Level 3 — Investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Further, private investment companies measured using net asset value (NAV) as a practical expedient are not categorized within the fair value hierarchy above. Refer to note 3 for further information.

Collateralized Loan Obligations

The Master Fund’s collateralized loan obligation (“CLO”) equity investments involves a number of significant risks. CLO equity investments are typically very highly leveraged (nine to thirteen times) and therefore the equity tranches in which the Master Fund is currently invested are subject to a higher degree of risk of total loss. The Master Fund generally has the right to receive payments only from the CLO, and generally does not have the direct rights against the underlying borrowers or the entity that sponsored the CLO. The Master Fund indirectly bears the risks of the underlying loan investments or collateral held by the CLO. If an underlying asset of a CLO declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both of the Master Fund’s income and NAV may be adversely impacted.

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting, and recordkeeping requirements for RIC’s that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements. As of September 30, 2025, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

3.    Fair Value Measurements

The Master Fund’s investments recorded at fair value have been categorized based on the fair value hierarchy described in the Master Fund’s significant accounting policies in Note 2. The following table presents information about the Master Fund’s investments measured at fair value as of September 30, 2025:

Investments	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Hedge Fund
Event Driven	$—	$—	$—	$659,828	$659,828
Relative Value	—	—	—	1,216,387	1,216,387
Operating Companies
Buyout		—	194,797	—	194,797
Other Securities
Securities	—	272,849	—	—	272,849
Private Debt
Private Debt	—	—	—	11,311,419	11,311,419
Private Equity
Buyout	—	—	—	81,553,675	81,553,675
Growth Equity		—	—	26,879,403	26,879,403
Secondaries	—	—	—	3,166,612	3,166,612
Venture Capital				26,014,836	26,014,836
Real Assets
Infrastructure	—	—	—	24,890,693	24,890,693
Natural Resources	—	—	58,824	29,699,687	29,758,511
Real Estate	—	—	—	3,295,997	3,295,997
Anchor Partner Interests
Anchor Partner Interests	—	—	5,483,344	—	5,483,344
	$—	$272,849	$5,736,965	$208,688,537	$214,698,351

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance March 31, 2025	Transfers into Level 3	Transfers out of Level 3		Total realized gain/(loss)	Total unrealized appreciation/ (depreciation)	Purchases	Sales*		Balance as of September 30, 2025
Real Assets	$85,036	$—	$	(—)	$—	$(26,212)	$—	$	(—)	$58,824
Operating Companies	964,640	—		(—)		(408,103)	—		(361,740)	194,797
Anchor Partner Interests	5,483,344	—		(—)	—	—	—		(—)	5,483,344
	$6,533,020	$—	$	(—)	$—	$(434,315)	$—		$(361,740)	$5,736,965

____________

*        Sales include return of capital

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2025:

Investment Type	Fair Value September 30, 2025	Valuation Methodologies	Unobservable Input	Input Range
Real Assets	$ 58,824	Discounted NAV Per Share	Discount Rate	12% - 40%
Operating Companies	$ 194,797	Financial Statement Analysis	Fair Market Value of Holdback	N/A
Anchor Partner Interests	$ 5,483,344	Exit Multiple Method	Discount Rate	24.9% - 25% 4.4 - 4.7x

Increases in discount rates in the table above would generally result in decreases in the concluded fair value of an investment while increases in the multiples would result in increases in the concluded fair value of an investment.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Investment funds in which the Master Fund invests generally have limitations on liquidity which may result in limitations on redemptions/liquidity. Generally, investment funds held by the Master Fund do not provide formal withdrawal rights and are considered self-liquidating vehicles. Certain investments held by the Master Fund offer withdrawal rights ranging from monthly to annually, whereby, following a prescribed notice period, an investor may redeem all or a portion of its capital investment. A listing of the categories of investments held by the Master Fund (and their respective redemption-related attributes) as of September 30, 2025, is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Buyout(a)	Strategy targeting investments in established companies	$ 81,554	$ 18,830	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Event-Driven(b)	Strategy seeking to exploit pricing inefficiencies	660	N/A	N/A	Quarterly	45-90	Up to 5 years; potential early withdrawal fee; potential fund-/ investor-level gate; potential illiquid side pocket(s)
Growth Equity(c)	Strategy seeking to acquire significant minority positions in companies	26,879	14,110	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

continued
Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Infrastructure(d)	Strategy providing exposure to location-specific, monopolistic assets and companies with cash flow visibility	24,891	4,044	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Natural Resources(e)	Strategy providing exposure to/in relation to the production of key raw materials	29,759	21,543	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Private Debt(f)	Strategy involving investments in debt-oriented strategies	11,311	1,537	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Real Estate(g)	Strategy investing in land, structures, and other related assets	3,296	1,017	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Relative Value(h)	Strategy seeking to generate profits by capturing the spread between securities	1,216	N/A	N/A	Quarterly	30-120	Up to 5 years; potential early withdrawal fee; potential fund-/ investor-level gate; potential illiquid side pocket(s)
Secondaries(i)	Strategy providing exposure to acquisitions of existing interests or assets in primary funds	3,167	N/A	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Venture Capital(j)	Strategy providing exposure to new/growing businesses	26,015	253	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
		$208,748	$61,334

____________

*        The information summarized in the table above represents the general terms for the specified asset class. Individual investment funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most investment funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)      This category includes investments in established companies, often with the intention of improving operations and/or financial performance. Investments often involves the use of leverage. In addition, buyouts could include situations where there is a need to revitalize companies with poor financial performance or those that are experiencing operational difficulties.

(b)      This category includes investment strategies which seek to exploit pricing inefficiencies preceding or following corporate events such as bad news, distressed situations, mergers & acquisitions, recapitalizations, or spin-offs.

(c)      This category includes investments which typically involves acquiring significant minority positions in companies without the use of leverage. This category of investments include revenue-producing investee companies which are in a maturation stage with significant scope for growth and generally targets mid-to-long term investment horizons, similar to those seen with buyout funds.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

(d)      This category includes investments which provide exposure to location-specific, monopolistic assets and companies which have cash flow visibility from primarily the essential services provided to society. Assets may generate predictable cash flows via contracts or concessions, which typically have a direct or indirect link to realized inflation. These investments include core, core-plus, debt, opportunistic, and value-added opportunities.

(e)      This category includes investments which provide exposure to the production or aspects related to the production of key raw materials, including agriculture, energy, metals and mining, timberland, and water.

(f)      This category includes investments in debt-oriented strategies which aim to capture additional premiums and other correlations compared to traditional fixed income strategies. In addition, private debt will typically have a shorter duration profile than other private investments.

(g)      This category includes investments such as land and structures across industrial, residential, office, hospitality, retail, and other sectors across core, core-plus, debt, distressed, opportunistic, and value-added opportunities.

(h)      This category includes investment strategies which seek to generate profits by capturing the spreads between securities. Relative value funds often seek to use leverage to amplify their returns, including through the use of margin financing.

(i)      This category includes investments which provide exposure to primary investment funds acquired from existing limited partners at net asset value, at a premium, or at a discount.

(j)      This category includes investments which provide capital to new or growing businesses from early to expansion stage with perceived long-term growth potential.

The Adviser monitors investment fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of investment funds and the possible use of a credit facility, so that the Master Fund may cover any funding call by investment funds.

The following is a summary of the fair value as a percentage of partners’ capital, and liquidity provisions for investment funds constituting greater than 5% of the Master Fund’s partners’ capital as of September 30, 2025:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
LoneTree I, L.P.	6.86%	LoneTree I, L.P. is a private equity fund organized for the purpose of investing in growth equity securities and equity-equivalent securities of select portfolio	Yes	N/A	N/A
Allied Strategic Partners Fund I-A, LP	6.27%	Allied Strategic Partners Fund I-A, LP is a private equity fund that invests in marinas and related waterfront hospitality assets (inland and coastal).	Yes	N/A	N/A

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

continued
Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Strattam Capital Investment Fund III, L.P.	5.36%

Strattam Capital Investment Fund III, L.P. is a private equity fund that focuses on making control equity investments in founder-led B2B software and technology services companies that primarily operate in North America

			Yes	N/A	N/A
Chicago Pacific Founders Fund II, LP	5.32%	Chicago Pacific Founders Funds II, L.P., is a private equity fund that invests in companies in healthcare service delivery and senior living companies	Yes	N/A	N/A

4.    Investments in Portfolio Securities

For the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $11,396,006 and $691,155 respectively.

5.    Partners’ Capital

Issuance of Interests

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933 (the “Securities Act”), or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

Allocation of Profits and Losses

For each fiscal period, net profits or net losses of the Master Fund are allocated among the capital accounts of all partners in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

Distribution Reinvestment Program

Pursuant to the Fund’s distribution reinvestment plan (the “DRP”), all distributions paid to a partner will be automatically reinvested and retained as part of the partner’s interest in the Fund unless a partner has elected not to participate in the DRP. Election not to participate in the DRP, and to have all distributions, if any, paid directly to the partner rather than having such distribution reinvested in the Fund, must be made by indicating such election in the subscription agreement or by notifying the Fund.

Repurchase of Interests

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the period, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

In late-2021, the Master Fund entered into a transition period of up to three years, during which time the Master Fund will offer limited liquidity (“Transition”). Following the completion of the Transition, the Adviser intends to review market levels of liquidity, including the consideration of (i) the reinstatement of regularly scheduled tender offers, (ii) an annual distribution, and (iii) a recurring small account liquidation program to mandatorily redeem small accounts on a periodic basis.

6.    Administration Agreement

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $100 million, 5 basis points on partners’ capital on the next 100 million, 4 basis points on the next 100 million, and 3 basis points on partners’ capital over 300 million. The administration fee is subject to an annual minimum fee of $125,000. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended September 30, 2025, was $95,324, of which $15,996 was outstanding as a payable at September 30, 2025.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

7.    Investment Advisory Fees and Affiliated Transactions

Management Fee

In consideration for the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). The Management Fee is equal to the fee schedule below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

The Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended September 30, 2025, $1,167,552 was incurred for Management Fees, $394,224 was outstanding as a payable at September 30, 2025.

Incentive Fee

The Adviser is eligible to receive an incentive fee from the Master Fund representing 10% of the return of the Master Fund in excess of a 6% net return annually, based on the limited partner interests in the Master Fund; calculated and accrued monthly and payable annually. For the six months ended September 30, 2025, no incentive fee was accrued.

Placement Agents

The feeder funds may engage one or more placement agents (each, a “Placement Agent”) to solicit investments. Vigilant Distributors, LLC a broker dealer, is engaged by the feeder funds to serve as Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

Fund Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Affiliated Investments

As of September 30, 2025, certain of the Master Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the investment’s total capital. The activity resulting from these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity for the six months ended September 30, 2025) is shown below:

Affiliated Investment	Fair Value 3/31/2025	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2025	Income
Ownership exceeds 5% of the investment’s capital:
Colbeck Strategic Lending Onshore Feeder, LP	$3,086,345	$—	$—	$—	$76,060	$3,162,405	$—
CRC (Cresso) Investment Holdings, L.P.	4,999,781	—	—	—	1,062,680	6,062,461	—
LoneTree I, L.P.	11,219,942	5,474,050	—	—	153,601	16,847,593	—
PIPE Equity Partners, LLC	—	—	—	—	—	—	—
PIPE Select Fund, LLC	—	—	—	—	—	—	—
PSF I Jax Metro Holdings, LLC	—	—	—	—	—	—	—
Revenant Energy Holdings LLC	—	1,220,627	—	—	—	1,220,627	—
Strattam Capital Investment Fund III, L.P.	13,413,321	1,478,507	—	—	(1,722,671)	13,169,157	—
Viburnum Equity 4, LP	9,180,600	79,111	(5,170,806)	—	1,591,282	5,680,187	—
YTM6, LLC	6,691,171	—	—	—	1,449,689	8,140,860	—
Total	48,591,160	8,252,295	(5,170,806)	—	2,610,641	54,283,290	—
Ownership exceeds 25% of the investment’s capital:
Allied Strategic Partners Fund I-A, LP	14,165,646	584,522	—	—	638,377	15,388,545	—
CRC (Atria) Investment Holdings, L.P.	6,667,032	62,848	—	—	373,059	7,102,939	—
Live Oak III-B SPV	3,640,024	1,257,002	—	—	181,152	5,078,178	—
Strattam Co-Invest Fund IX, L.P.	8,702,920	—	—	—	2,077,539	10,780,459	—
Strattam Co-Invest Fund XI, L.P.	5,375,721	—	—	—	(3,229,754)	2,145,967	—
Tembo Capital Co-Investment Partners I, LP	7,543,881	—	—	—	182,674	7,726,555	—
Total	46,095,224	1,904,372	—	—	223,047	48,222,643	—
Total Affiliated Investment	$94,686,384	$10,156,667	$(5,170,806)	$—	$2,833,688	$102,505,933	$—

____________

*       Sales include return of capital

8.    Income Taxes

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2025, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

The cost of the Master Fund’s underlying investments for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099, or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and, as a result, the Master Fund is unable to calculate the year-end tax cost of its investments until such time. The Master Fund’s book cost of investments and securities as of September 30, 2025, was $198,303,314 resulting in accumulated net unrealized appreciation of $16,395,037, consisting of $76,133,657 in gross unrealized appreciation and ($59,738,620) in gross unrealized depreciation.

9.    Fund Borrowing

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions, and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including, for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” investment funds in which the Master Fund invests. Investment funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by investment funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such investment funds, other than for some investment funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some investment funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity and real assets funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Texas Capital Bank on August 8, 2023. Effective August 8, 2024, the Credit Agreement was extended for an additional one year term expiring on August 8, 2025. On August 5, 2025 and again on September 4, 2025 the term of the line of credit was temporarily extended. The terms of the Credit Agreement provide a $50,000,000 secured revolving credit facility. Borrowings under the Credit Agreement are secured by all of the Master Fund’s investments, cash and cash equivalents. The Credit Agreement provides for a commitment fee of 0.50% per annum on unused capacity (0.25% if credit line utilization is in excess of 50%). The credit facility’s interest rate is variable in nature and can include an additional fixed rate depending on the variable reference rate applied per the terms of the credit agreement. The variable reference rates can include SOFR, the Prime Rate or the Federal Funds Rate as defined in the agreement. At September 30, 2025, the outstanding balance was $11,000,000 at an effective interest rate of 7.02%.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

10.  Financial Highlights

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020
Net investment income to average partners’ capital(1)	0.09%	0.43%		(1.22)%		(0.31)%	(1.28)%	(1.13)%	(1.05)%
Expenses to average partners’ capital(1),(2)	1.98%	1.82	%(3)	2.07	%(3)	1.47%	1.63%	1.69%	1.67%
Portfolio turnover	0.32%	12.01%		13.16%		9.95%	1.25%	29.70%	7.58%
Total return(4)	2.59%	7.57%		9.10%		(3.78)%	0.55%	7.96%	11.62%
Partners’ capital, end of period (000s)	$245,496	$240,770		$227,333		$210,722	$222,102	$222,756	$220,737

An investor’s return and operating ratios may vary from those reflected based on the timing of capital transactions.

____________

*        The Master Fund changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022, to March 31, 2022.

(1)      Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios are annualized for periods less than 12 months.

(2)      Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.

(3)      For the year ended March 31, 2025 and March 31, 2024, the expense ratio includes incentive fees of 0.15% and 0.33%, respectively.

(4)      The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.

11.  Investment-Related Risks

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any investment fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an investment fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an investment fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an investment fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the investment funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

Secondary Investment Risk

The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Secondary Investments Involving Syndicates Risk

The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Master Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

Highly Volatile Markets Risk

The prices of an investment fund’s underlying investments, and therefore the NAV of the Master Fund’s interests, can be highly volatile. Price movements of forward contracts, futures contracts, and other derivative contracts in which an investment or the Master Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., investments also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Prepayment And Extension Risk

Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the market anticipates such payments. As a result, the Master Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Master Fund’s potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Fixed Income Risk

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on a limited partners’ investment in the Master Fund. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and the investment funds it invests in may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

Foreign Currency Transactions and Exchange Rate Risk

Investments and the Master Fund may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. investments may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an investment has agreed to buy or sell, or to hedge the U.S. dollar value of securities the investment already owns. The investments also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an investment’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investments to hedge against currency fluctuations, but the investments are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

Corporate Event Risk

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the investments or that the investments will not incur substantial losses.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

Issuer Risk

The issuers of securities acquired by investments sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investments may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

Model and Data Risk

Some investments, and the Adviser with regard to certain investments, may rely on quantitative models (both proprietary models developed by the Adviser, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Programming and Modeling Error Risk

The research and modeling process engaged in by some Investment Managers and in certain cases by the Adviser is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect the Master Fund’s performance.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Master Fund invests may trade various derivative securities and other financial instruments and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these investment funds is limited to the value

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Notes to Financial Statements, continued
September 30, 2025
(Unaudited)

of its investment in such investment funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

12.  Subsequent Events

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements, and there were no subsequent events that needed to be disclosed other than those events that have been disclosed elsewhere in these financial statements.

Effective October 2, 2025, the Credit Agreement was renewed for an additional two year term expiring on October 1, 2027.

Effective October 31, 2025, the Master Fund paid a 3.0% distribution to partners based on capital balance. The distribution will be either disbursed to partners in the form of cash or reinvested, depending on the partner’s election.

Effective October 31, 2025, the Master Fund implemented a mandatory redemption of small accounts of $50,000 or less.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Supplemental Information
September 30, 2025
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”), an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2025.

Asset Class(1)	Fair Value	%
Anchor Partner Interests	$5,483,344	2.55
Buyout	81,748,472	38.08
Event Driven	659,828	0.31
Growth Equity	26,879,403	12.52
Infrastructure	24,890,693	11.59
Natural Resources	29,758,511	13.86
Private Debt	11,311,419	5.27
Real Estate	3,295,997	1.53
Relative Value	1,216,387	0.57
Secondaries	3,166,612	1.47
Securities	272,849	0.13
Venture Capital	26,014,836	12.12
Total Investments	$214,698,351	100.00

____________

(1)    The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORTs are available on the SEC’s website at http://www.sec.gov.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Supplemental Information, continued
September 30, 2025
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Directors of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Privacy Policy
(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS[1] (“CCP”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social security number

•   Income

•   Assets

•   Account balances

•   Wire transfer instructions

•   Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call CCP at (512) 660-5146

____________

1        Endowment Advisers, L.P., d/b/a Cypress Creek Partners

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?	This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.
• Cypress Creek Private Strategies Master Fund, L.P.
• Cypress Creek Private Strategies Registered Fund, L.P.
• Cypress Creek Private Strategies TEI Fund, L.P.
• Cypress Creek Private Strategies Institutional Fund, L.P.
• Cypress Creek Private Strategies Domestic Fund, L.P.
• Cypress Creek Private Strategies Offshore TEI Fund, Ltd.
• Cypress Creek Private Strategies Onshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Fund, L.P.
• Cypress Creek Private Strategies Offshore Blocker Fund, LLC
• CCP Coastal Redwood Fund, L.P.
• CCP Sierra Redwood Fund, L.P.
• Marinas I SPV LLC
• CCP GP Fund LLC
• CCP Dawn Redwood Fund, L.P.
• CCP Trinity Aquifer LLC – Hive I
• CCP Trinity Aquifer LLC – Nickel I
• CCP Trinity Aquifer LLC – REH
What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?	We collect your personal information, for example, when you
• Open an account
• Enter into an investment advisory contract
• Seek financial advice
• Make deposits or withdrawals from your account
• Provide account information
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • CCP does not jointly market.
Other important information
n/a

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Investment Adviser

Endowment Advisers, L.P. d/b/a Cypress Creek Partners

Administrator and Transfer Agent

UMB Fund Services, Inc.

Custodian

UMB Bank, N.A.

Independent Registered Public Accounting Firm

RSM US LLP

Legal Counsel

K&L Gates LLP

Item 1. Reports to Stockholders Continued.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1(a) of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cypress Creek Private Strategies Institutional Fund, L.P.

By (Signature and Title)	/s/ William P. Prather III
William Prather P. III
Principal Executive Officer

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	December 5, 2025

By (Signature and Title)	/s/ Frederick C. Teufel, Jr.
Frederick C. Teufel, Jr.
Principal Financial Officer

Date:	December 5, 2025